SGI Enhanced Global Income ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Aerospace/Defense - 4.2%
Lockheed Martin Corp.	3,418	$1,648,775
Northrop Grumman Corp.	784	380,059
RTX Corp.	4,681	638,863
Thales SA - ADR	11,555	704,162
		3,371,859

Agriculture - 0.3%
Bunge Global SA	2,712	211,943

Apparel - 0.3%
Tapestry, Inc.	2,955	232,115

Auto Manufacturers - 0.9%
Geely Automobile Holdings Ltd. - ADR	2,632	116,835
Honda Motor Co. Ltd. - ADR	10,239	312,494
Isuzu Motors Ltd. - ADR	9,390	126,389
Volkswagen AG - ADR	11,409	122,875
		678,593

Auto Parts & Equipment - 0.2%
Continental AG - ADR	15,644	138,137

Banks - 19.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	154,087	2,317,469
Banco Santander SA - ADR	69,577	554,529
Bank of America Corp.	5,054	223,033
Bank of China Ltd. - ADR	31,545	457,718
Bank of Montreal	1,198	128,605
BNP Paribas SA - ADR	4,851	213,298
BOC Hong Kong Holdings Ltd. - ADR	991	83,621
Canadian Imperial Bank of Commerce	4,533	307,972
China Construction Bank Corp. - ADR	22,155	395,245
Citigroup, Inc.	4,369	329,073
DBS Group Holdings Ltd. - ADR	7,407	1,022,166
Huntington Bancshares, Inc.	58,376	912,417
Intesa Sanpaolo SpA - ADR	18,141	607,724
JPMorgan Chase & Co.	745	196,680
KeyCorp	20,354	322,814
NatWest Group PLC - ADR (a)	70,029	1,001,415
PNC Financial Services Group, Inc.	724	125,838
Royal Bank of Canada	17,984	2,277,853
Societe Generale SA - ADR	71,023	776,281
Sumitomo Mitsui Financial Group, Inc. - ADR	30,155	464,689
UBS Group AG	55,528	1,770,788
UniCredit SpA - ADR	31,975	1,027,677
United Overseas Bank Ltd. - ADR	3,922	216,455
		15,733,360

Beverages - 1.4%
PepsiCo, Inc.	8,299	1,090,904

Biotechnology - 1.6%
Amgen, Inc.	1,848	532,557
Gilead Sciences, Inc.	6,694	736,875
		1,269,432

Building Materials - 1.0%
Cie de Saint-Gobain SA - ADR	10,337	233,100
Holcim AG (a)	13,306	294,462
Owens Corning	2,153	288,394
		815,956

Chemicals - 0.6%
CF Industries Holdings, Inc.	3,520	319,299
Dow, Inc.	7,127	197,703
		517,002

Commercial Services - 0.4%
Automatic Data Processing, Inc.	928	302,092

Computers - 0.6%
Infosys Ltd. - ADR	25,758	468,538

Cosmetics/Personal Care - 3.2%
Colgate-Palmolive Co.	23,978	2,228,515
Unilever PLC - ADR	5,324	339,884
		2,568,399

Diversified Financial Services - 1.2%
Nomura Holdings, Inc. - ADR	94,534	575,712
ORIX Corp. - ADR	16,202	344,455
		920,167

Electric - 6.2%
CLP Holdings Ltd. - ADR	14,462	122,927
CMS Energy Corp.	3,229	226,772
EDP SA - ADR	5,129	205,929
Enel SpA - ADR	38,105	349,042
Engie SA - ADR	25,761	558,241
Evergy, Inc.	19,054	1,265,376
Iberdrola SA - ADR	2,315	169,620
National Grid PLC - ADR	21,397	1,527,532
NextEra Energy, Inc.	3,734	263,770
Southern Co.	2,916	262,440
		4,951,649

Electronics - 0.5%
Assa Abloy AB - ADR	25,207	398,775

Engineering & Construction - 0.6%
Vinci SA - ADR	12,258	438,836

Food - 2.5%
Conagra Brands, Inc.	31,164	713,344
Tyson Foods, Inc. - Class A	22,302	1,252,480
		1,965,824

Forest Products & Paper - 0.3%
UPM-Kymmene Oyj - ADR	7,452	206,793

Gas - 0.5%
NiSource, Inc.	10,078	398,484

Healthcare-Services - 1.7%
Fresenius Medical Care AG - ADR	17,644	501,089
UnitedHealth Group, Inc.	2,882	870,105
		1,371,194

Home Builders - 0.1%
Sekisui House Ltd. - ADR	5,060	114,710

Household Products/Wares - 0.3%
Kimberly-Clark Corp.	1,739	249,999

Insurance - 4.4%
Allianz SE - ADR	5,850	231,602
AXA SA - ADR	16,696	789,387
Equitable Holdings, Inc.	9,735	514,689
Manulife Financial Corp.	7,460	237,526
MS&AD Insurance Group Holdings, Inc. - ADR	4,941	117,497
Prudential Financial, Inc.	7,708	800,784
Zurich Insurance Group AG - ADR	22,259	782,849
		3,474,334

Internet - 0.7%
JD.com, Inc. - ADR	17,401	563,966

Iron/Steel - 0.4%
Fortescue Ltd. - ADR	11,172	221,988
Nucor Corp.	1,048	114,609
		336,597

Machinery-Construction & Mining - 0.5%
Komatsu Ltd. - ADR	12,448	378,419

Machinery-Diversified - 0.2%
Atlas Copco AB - ADR	11,825	190,737

Media - 0.7%
Comcast Corp. - Class A	15,898	549,594

Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR	4,298	143,768

Mining - 1.2%
BHP Group Ltd. - ADR	7,638	374,186
Freeport-McMoRan, Inc.	5,511	212,063
Norsk Hydro ASA - ADR	19,385	106,811
Rio Tinto PLC - ADR	4,108	244,139
		937,199

Miscellaneous Manufacturing - 0.4%
Siemens AG - ADR	2,572	311,109

Oil & Gas - 4.9%
Canadian Natural Resources Ltd.	37,685	1,144,494
ConocoPhillips	11,798	1,006,959
EOG Resources, Inc.	1,055	114,541
Inpex Corp. - ADR	16,369	219,345
Woodside Energy Group Ltd. - ADR	95,606	1,370,034
		3,855,373

Packaging & Containers - 1.7%
Packaging Corp. of America	6,976	1,347,554

Pharmaceuticals - 8.1%
AbbVie, Inc.	8,397	1,562,766
Merck & Co., Inc.	10,383	797,830
Novartis AG - ADR	10,141	1,173,922
Roche Holding AG - ADR	22,724	915,777
Takeda Pharmaceutical Co. Ltd. - ADR	134,094	2,015,433
		6,465,728

Pipelines - 1.4%
ONEOK, Inc.	2,280	184,315
Targa Resources Corp.	5,104	806,075
Williams Cos., Inc.	1,905	115,271
		1,105,661

Private Equity - 0.3%
3i Group PLC - ADR	7,159	200,094

REITS - 0.3%
Annaly Capital Management, Inc.	14,298	270,947

Retail - 4.9%
Home Depot, Inc.	5,753	2,118,772
Industria de Diseno Textil SA - ADR	19,439	526,603
McDonald's Corp.	1,667	523,188
Yum! Brands, Inc.	5,205	749,208
		3,917,771

Semiconductors - 2.7%
ASE Technology Holding Co. Ltd. - ADR	52,912	496,314
QUALCOMM, Inc.	11,389	1,653,683
		2,149,997

Software - 0.3%
Paychex, Inc.	1,581	249,656

Telecommunications - 5.6%
AT&T, Inc.	8,731	242,722
Corning, Inc.	7,753	384,471
Deutsche Telekom AG - ADR	24,307	920,020
Nippon Telegraph & Telephone Corp. - ADR	11,722	326,809
Nokia Oyj - ADR	74,125	386,932
Orange SA - ADR	14,270	213,765
Singapore Telecommunications Ltd. - ADR	15,829	469,963
Vodafone Group PLC - ADR	145,302	1,502,423
		4,447,105

Transportation - 1.9%
Union Pacific Corp.	1,663	368,620
United Parcel Service, Inc. - Class B	11,472	1,118,979
		1,487,599
TOTAL COMMON STOCKS (Cost $69,834,589)		70,797,969

EXCHANGE TRADED FUNDS - 9.5%	Shares	Value
iShares Emerging Markets Dividend ETF	89,009	2,517,175
SPDR S&P Emerging Markets Dividend ETF	58,710	2,213,367
WisdomTree Emerging Markets High Dividend Fund	64,703	2,831,403
TOTAL EXCHANGE TRADED FUNDS (Cost $7,226,642)		7,561,945

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.23% (b)	433,625	433,625
TOTAL SHORT-TERM INVESTMENTS (Cost $433,625)		433,625

TOTAL INVESTMENTS - 99.2% (Cost $77,494,856)		78,793,539
Other Assets in Excess of Liabilities- 0.8%		633,576
TOTAL NET ASSETS - 100.0%		$79,427,115
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SGI Enhanced Global Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	70,797,969	–	–	70,797,969
Exchange Traded Funds	7,561,945	–	–	7,561,945
Money Market Funds	433,625	–	–	433,625
Total Investments	78,793,539	–	–	78,793,539

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$40,223,585	50.4%
Japan	4,995,952	6.3
Switzerland	4,937,798	6.2
United Kingdom	4,815,487	6.0
Canada	4,096,450	5.2
France	3,927,070	5.1
Spain	3,568,221	4.5
Germany	2,224,832	2.8
Italy	1,984,443	2.5
Australia	1,966,208	2.5
Singapore	1,708,584	2.2
China	1,416,929	1.8
Finland	593,725	0.8
Sweden	589,512	0.7
Taiwan	496,314	0.6
India	468,538	0.6
Hong Kong	323,383	0.4
Portugal	205,929	0.3
Luxembourg	143,768	0.2
Norway	106,811	0.1
Other Assets in Excess of Liabilities	633,576	0.8
	$79,427,115	100.0%